Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013 segments	Mar. 31, 2012
Segment Reporting Information [Line Items]
Number of operating segments	1
Revenues	$ 3,087	$ 3,862
United States
Segment Reporting Information [Line Items]
Revenues	2,286	2,802
Canada
Segment Reporting Information [Line Items]
Revenues	770	1,002
Other countries [Member]
Segment Reporting Information [Line Items]
Revenues	$ 31	$ 58
A. Lassonde Inc. [Member]
Segment Reporting Information [Line Items]
Major Customer, percentage	19.00%	22.00%
Three Major Customers [Member]
Segment Reporting Information [Line Items]
Major Customer, percentage	34.00%	35.00%